Selling and Administrative Expenses (Details) - Schedule of Selling and Administrative Expenses - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling And Administrative Expenses [Abstract]
Professional fees	€ 1,247,866	€ 992,118	€ 426,299
Shipping and handling expenses	290,787	417,739	312,805
Warehouse handling	78,095	136,762	83,243
Miscellaneous operating expenses	242,827	59,049	60,064
Marketing and advertising	335,303	127,989	80,560
Leases and royalties	142,503	120,046	61,339
Insurance premiums	52,726	65,412	64,724
Repair and conservation	15,510	21,493	6,022
Supplies	3,908	3,593	306
Taxes			13,245
Other management expense			42
Fines and penalty	2,396	59,930
Depreciation of property and equipment	19,425	5,069	2,998
Amortization of intangible assets	49,984	858
Amortization of right-of-use assets	58,524	36,353	15,888
Total	€ 2,539,854	€ 2,046,411	€ 1,127,535